                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5785
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                      MFS INVESTMENT GRADE MUNICIPAL TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) INVESTMENT GRADE MUNICIPAL TRUST

8/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Investment Grade Municipal Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
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
MUNICIPAL BONDS - 147.4%
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AIRPORT & PORT REVENUE - 2.8%
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Massachusetts Port Authority Rev., "C", FGIC, 5.75%, 2010 (c)(u)                              $   2,000,000        $    2,110,520
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New York, NY, City Industrial Development Authority Rev. (Terminal One Group
Assn.), 5.5%, 2021                                                                                  250,000               263,098
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Port Authority of NY & NJ, Special Obligations Rev. (JFK International Airport
Terminal-6), MBIA, 6.25%, 2008                                                                    1,000,000             1,027,830
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                                                                                                                   $    3,401,448
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ASSET BACKED & SECURITIZED - 0.2%
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Pass-Through Certificates, "1993", 9.75%, 2016 (z)                                            $     227,741        $      223,710
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GENERAL OBLIGATIONS - GENERAL PURPOSE - 8.1%
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Chicago, IL,  "A", AMBAC, 6.25%, 2014                                                         $   1,480,000        $    1,673,998
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Chicago, IL, (Emergency Telecommunications Systems), FGIC, 5.5%, 2023                             1,000,000             1,108,610
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Commonwealth of Massachusetts,  "C", 5.25%, 2017                                                  1,000,000             1,090,260
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Commonwealth of Puerto Rico, Public Improvement, FSA, 5.5%, 2017                                  1,000,000             1,116,480
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Commonwealth of Puerto Rico, Public Improvement,  "A", 5%, 2030                                     415,000               428,600
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Highlands Ranch, CO, Metropolitan District, FSA, 6.5%, 2011                                         650,000               711,893
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Highlands Ranch, CO, Metropolitan District, ETM, FSA, 6.5%, 2011 (c)                                725,000               796,710
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New York, NY,  "J", 5.5%, 2018 (c)                                                                  500,000               535,705
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Puerto Rico Government Development Bank, "B", 5%, 2015                                              250,000               261,663
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Puerto Rico Infrastructure Financing Authority,  "B", 5%, 2026                                      750,000               756,870
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St. Clair County, IL, Capital Appreciation, FGIC, 0%, 2016 (f)                                    2,000,000             1,355,960
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State of California, 5.75%, 2019                                                                     70,000                70,610
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                                                                                                                   $    9,907,359
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GENERAL OBLIGATIONS - IMPROVEMENT - 1.3%
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St. Clair County, IL, Public Building Capital Appreciation,  "B", FGIC, 0%, 2013              $   2,000,000        $    1,557,360
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GENERAL OBLIGATIONS - SCHOOLS - 4.5%
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Garden City, MI, School District, 5.5%, 2011 (c)                                              $     325,000        $      345,157
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Modesto, CA, High School District (Stanilaus County),  "A", FGIC, 0%, 2019                        1,350,000               788,319
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Pomona, CA, Uni School District,  "A", MBIA, 6.45%, 2022                                          1,000,000             1,213,370
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St. Johns, MI, Public Schools, FGIC, 5.1%, 2025                                                   1,000,000             1,064,660
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West Contra Costa, CA, Uni School District,  "B", MBIA, 6%, 2024                                    250,000               289,543
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Will County, IL, School District, (Channahon), AMBAC, 8.5%, 2015                                  1,400,000             1,828,008
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                                                                                                                   $    5,529,057
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HEALTHCARE REVENUE - HOSPITALS - 22.7%
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Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
Health), "A", 5.375%, 2040                                                                    $     405,000        $      371,413
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Augusta County, VA, Industrial Development Authority (Augusta Health Care, Inc.),
5.25%, 2019                                                                                       1,000,000             1,055,600
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California Health Facilities Financing Authority Rev. (Catholic Healthcare West), "I",
4.95%, 2026                                                                                         200,000               205,698
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Cape Girardeau County, MO, Industrial Development Authority Rev. (Southeast
Missouri Hospital), 5%, 2027                                                                        575,000               541,253
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Colorado Health Facilities Authority Rev. (National Jewish Medical & Research
Center), 5.375%, 2029                                                                               250,000               244,855
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Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2025                       250,000               247,950
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Colorado Health Facilities Authority Rev. (Vail Valley Medical Center), 5%, 2020                    250,000               246,810
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Delaware Health Facilities Authority Rev. (Beebe Medical Center Project),  "A", 5%, 2016            500,000               501,950
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Glendale, AZ, Industrial Development Authority, (John C Lincoln Health), 5%, 2042                   210,000               191,594
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Health Care Authority for Baptist Health, "D", 5%, 2021                                             850,000               847,374
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Henderson, NV, Health Care Facilities Rev. (Catholic West),  "A", 6.75%, 2010 (c)                   440,000               478,513
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Henderson, NV, Health Care Facilities Rev. (Catholic West),  "A", 6.75%, 2010 (c)                    60,000                64,841
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Hillsborough County, FL, Industrial Development Tampa General Hospital Project
Rev., 5%, 2021                                                                                      400,000               400,564
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Illinois Development Finance Authority Hospital Rev. (Adventist Health Systems
Sunbelt Obligatory), 5.5%, 2009 (c)                                                                 900,000               941,319
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Illinois Health Facilities Authority Rev. (Swedish American Hospital), 6.875%, 2010 (c)             500,000               538,730
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Indiana Health & Educational Facilities Financing Authority Rev. (Jackson County
Schneck Memorial Hospital), "A", 5.25%, 2036                                                        350,000               351,173
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Indiana Health & Educational Facilities Hospital Rev. (Community Foundation of
Northwest Indiana), 5.5%, 2037                                                                      845,000               812,839
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Indiana Health Facilities Financing Authority Rev. (Community Foundation of
Northwest Indiana ), "A", 6%, 2034                                                                  150,000               152,691
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Lakewood, OH, Hospital Improvement Rev. (Lakewood Hospital Assn.), 5.5%, 2014                       385,000               402,263
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Lexington County, SC, Health Services Rev. (Lexington Medical Center), 5.5%, 2013 (c)               500,000               543,950
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Louisiana Public Facilities Authority Rev. (Touro Infirmary Project), "A", 5.625%, 2029             500,000               495,320
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Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare),
"A", 5.75%, 2025                                                                                    250,000               254,880
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Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare),
"A", 5%, 2016                                                                                       250,000               250,923
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Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
Medical System), 6.75%, 2010 (c)                                                                    250,000               272,423
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Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.),
"A", 9%, 2012 (c)                                                                                   250,000               297,178
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Massachusetts Health & Educational Facilities Authority Rev. (Milford Whitinsville
Regional),  "C", 5.75%, 2013                                                                        500,000               509,045
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Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital),
"F", 5.75%, 2029                                                                                  1,000,000             1,028,480
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Michigan Hospital Finance Authority Rev. (Oakwood Obligated Group), 5.5%, 2018                      400,000               418,212
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New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical
Center), "A", 6.125%, 2012 (c)                                                                      440,000               488,536
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New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical
Center), "A", 6.125%, 2032                                                                           60,000                61,658
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New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at
Conway), 5.25%, 2036                                                                                300,000               280,596
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New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2013 (c)            100,000               108,679
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New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU
Health), 5.5%, 2026                                                                                 200,000               200,380
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New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU
Health), "C", 5.5%, 2026                                                                            300,000               300,570
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Orange County, FL, Health Facilities Authority Rev. (Orlando Regional Healthcare),
"C", ETM, 6.25%, 2013 (c)                                                                         1,740,000             1,971,194
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Orange County, FL, Health Facilities Authority Rev. (Orlando Regional Healthcare),
5.75%, 2012 (c)                                                                                     150,000               163,841
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Orange County, FL, Health Facilities Authority Rev. (Orlando Regional Healthcare),
"C", MBIA, 6.25%, 2013                                                                              720,000               806,954
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Orange County, FL, Health Facilities Authority Rev. (Orlando Regional Healthcare),
"E", 6%, 2009 (c)                                                                                     5,000                 5,269
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Orange County, FL, Health Facilities Authority Rev. (Orlando Regional Healthcare),
"E", 6%, 2026                                                                                       170,000               176,639
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Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple
University Hospital), "A", 5.5%, 2030                                                               465,000               449,139
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Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan
Obligated Group), 6.375%, 2012 (c)                                                                  435,000               486,295
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Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan
Obligated Group), 6.375%, 2021                                                                       65,000                70,019
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Saline County, MO, Industrial Development Authority Rev. (John Fitzgibbon Memorial
Hospital, Inc.), 5.625%, 2035                                                                       500,000               477,000
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South Broward, FL, Hospital District Rev., 5.625%, 2012 (c)                                       1,000,000             1,085,990
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South Carolina Jobs, Economic Development Authority (Bon Secours - St. Francis
Medical Center), 5.5%, 2023                                                                         500,000               516,580
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South Dakota Health & Educational Facilities Authority Rev. (Sioux Valley Hospitals &
Health Systems), "A", 5.25%, 2034                                                                   250,000               251,018
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Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.125%, 2036                1,000,000               918,920
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Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015                      380,000               385,575
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St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev.
(Healthpartners Obligations Group PJ), 5.25%, 2023                                                  325,000               322,914
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St. Paul, MN, Housing & Redevelopment Authority Hospital Rev. (Healtheast Project),
5.15%, 2020                                                                                         250,000               243,675
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St. Paul, MN, Housing & Redevelopment Authority Hospital Rev. (Healtheast), "A",
5.7%, 2015                                                                                          250,000               252,803
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St. Paul, MN, Port Authority Lease Rev. (Regions Hospital Parking Ramp Project), "1",
5%, 2036                                                                                            675,000               601,418
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Sullivan County, TN, Health Educational & Housing Facilities Board Hospital Rev.
(Wellmont Health Systems Project),  "C", 5.25%, 2026                                              1,000,000               979,990
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Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner
Regional Health),  "A", 5.5%, 2046                                                                1,000,000               941,970
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Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5.375%, 2034                          500,000               491,215
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University of Kansas Hospital Authority Health Facilities Rev. (KU Health Systems),
5.625%, 2012 (c)                                                                                    500,000               542,530
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University of Kansas Hospital Authority Health Facilities Rev. (KU Health Systems),
5%, 2036                                                                                            500,000               480,050
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Wisconsin Health & Educational Facilities (Fort Healthcare, Inc. Project), 5.375%, 2018             385,000               388,076
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Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
6.4%, 2033                                                                                          175,000               182,247
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Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
Services), "A", 5.125%, 2033                                                                        490,000               452,054
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                                                                                                                   $   27,751,635
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HEALTHCARE REVENUE - LONG TERM CARE - 15.3%
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Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears
Methodist Retirement), "A", 7%, 2033                                                          $     500,000        $      527,315
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Bexar County, TX, Health Facilities Development Corp. (Army Retirement Residence),
5%, 2033                                                                                            760,000               707,872
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Bucks County, PA, Industrial Development Authority, Retirement Community Rev.
(Ann's Choice, Inc.), 6.125%, 2025                                                                  500,000               506,865
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Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), "A", 8%, 2012 (c)               500,000               594,080
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Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Friendship
Village South),  "A", 5.25%, 2013                                                                   500,000               494,715
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Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home),
8.5%, 2032                                                                                          730,000               746,286
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Clackamas County, OR, Hospital Facilities Authority Rev. (Robison Jewish Home),
5.25%, 2027                                                                                         500,000               465,370
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Cole County, MO, Industrial Development Authority, Senior Living Facilities Rev.
(Lutheran Senior Services), 5.5%, 2035                                                              500,000               501,845
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Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.),
5%, 2016                                                                                            860,000               850,540
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Colorado Health Facilities Authority Rev. (Evangelical Lutheran Society), 5%, 2035                  125,000               114,000
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Connecticut Development Authority First Mortgage Gross Rev., Health Care Project
(The Elim Park Baptist, Inc. Project), 5.75%, 2023                                                  250,000               255,355
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Delaware County Authority Rev., PA (Dunwoody Village), "A", 5.375%, 2017                            250,000               254,135
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Delaware County, PA, Industrial Development Authority Rev. (Care Institute-Main Line
LLC), 9%, 2031 (d)                                                                                  535,000               393,530
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Delaware Economic Development Authority Healthcare Facilities Rev. (Churchman
Village Project),  "A", 10%, 2021                                                                   810,000               809,619
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Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034                250,000               253,490
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Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square
Foundation, Inc.), "A", 5%, 2029                                                                    270,000               242,201
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Illinois Finance Authority Rev. (Hoosier Care, Inc.), "A", 7.125%, 2034                             445,000               448,039
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Illinois Finance Authority Rev. (Lutheran Senior Services), 5.125%, 2026                            875,000               860,125
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Illinois Finance Authority Rev. (Washington & Jane Smith Community), "A", 6.25%, 2035               500,000               506,975
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Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries, Inc.),
7.375%, 2011 (c)                                                                                    250,000               284,895
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Illinois Health Facilities Authority Rev. (Washington & Jane Smith Community), "A",
7%, 2032                                                                                            250,000               263,405
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Johnson City, TN, Health & Educational Facilities Board (Appalachian Christian
Village), "A", 6.25%, 2032                                                                          250,000               255,833
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Juneau, AK, City & Boro Non-recourse Rev. (St. Ann's Care Project), 6.875%, 2025                    470,000               451,792
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Kentwood, MI, Economic Development Ltd. (Holland Home),  "A", 5.375%, 2036                          500,000               458,425
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La Verne, CA, COP (Brethren Hillcrest Homes), "B", 6.625%, 2025                                     350,000               368,540
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Lee County, FL, Industrial Development Authority Health Care Facilities Rev., (Shell
Point Village),  "A", 5.5%, 2009 (c)                                                                175,000               183,034
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Massachusetts Development Finance Agency Rev. (Loomis Communities Project),
"A", 5.625%, 2015                                                                                   200,000               202,136
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Montana Facility Finance Authority Rev. (Senior Living St. Johns Lutheran), "A",
6.125%, 2036                                                                                        200,000               201,156
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Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
Continuing Care), 6.125%, 2028                                                                      200,000               201,940
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Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
Continuing Care), 6.25%, 2035                                                                       300,000               302,985
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New Jersey Economic Development Authority Rev. (Cranes Mill Project),  "A", 5.1%, 2027              250,000               238,898
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New Jersey Economic Development Authority Rev. (Lions Gate Project), "A", 5.875%, 2037              100,000               100,196
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New Jersey Economic Development Authority Rev., First Mortgage (Lions Gate
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Project),  "A", 5.75%, 2025                                                                         310,000               310,521
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New Jersey Economic Development Authority Rev., First Mortgage (Winchester),  "A",
5.75%, 2024                                                                                         350,000               356,748
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North Carolina Community Medical Care Facilities Rev. (DePaul Community
Facilities), 6.125%, 2028                                                                           500,000               459,870
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North Carolina Medical Care Commission Retirement Facilities Rev. (United Methodist
Retirement Homes, Inc.), 5.25%, 2024                                                                250,000               233,928
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Savannah, GA, Economic Development Authority Rev. (Marshes of Skidway),  "A",
7.4%, 2024                                                                                          250,000               265,573
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Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown
Village), "A", 7.25%, 2034                                                                          150,000               151,620
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Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Trezevant
Manor), "A", 5.75%, 2037                                                                            500,000               483,375
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South Carolina Jobs & Economic Development Authority, Health Facilities Rev.
(Wesley Commons), 5.3%, 2036                                                                        250,000               223,850
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Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin
Jewish Phase II), 6.7%, 2039                                                                        500,000               528,840
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Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince
Center, Inc.), 5.3%, 2031                                                                           250,000               229,080
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Tarrant County, TX, Cultural Education Facilities Finance Corp. (Edgemere Project),
"A", 6%, 2036                                                                                       250,000               254,265
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Westminster, MD, Economic Development Rev. (Carroll Lutheran Village),  "A",
5.875%, 2021                                                                                        500,000               509,455
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Winchester, VA, Industrial Development Authority Rev., Residential Care Facilities
(Westminster-Canterbury),  "A", 5.3%, 2035                                                          250,000               230,380
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Wisconsin Health & Educational Facilities Authority Rev. (Eastcastle Place, Inc.
Project), 6.125%, 2034                                                                              150,000               150,177
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Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Catholic Home),
5%, 2026                                                                                          1,000,000               967,940
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Wisconsin Health & Educational Facilities Authority Rev. (Three Pillars Sen
Communities), 5.6%, 2023                                                                            300,000               304,221
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                                                                                                                   $   18,705,435
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HUMAN SERVICES - 0.2%
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Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 2024              $     250,000        $      225,635
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INDUSTRIAL REVENUE - AIRLINES - 0.8%
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Charlotte, NC, Douglas International Airport Special Facilities Rev. (U.S. Airways,
Inc.), 7.75%, 2028                                                                            $     500,000        $      527,065
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New Jersey Economic Development Authority Special Facilities Rev. (Continental
Airlines, Inc.), 6.25%, 2019                                                                        500,000               505,470
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                                                                                                                   $    1,032,535
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INDUSTRIAL REVENUE - CHEMICALS - 0.4%
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Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), "B-2", 4.95%, 2033           $     500,000        $      468,890
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INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.4%
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Ohio Solid Waste Rev. (Republic Services, Inc.), 4.25%, 2033                                  $     500,000        $      482,725
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INDUSTRIAL REVENUE - OTHER - 5.2%
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Gulf Coast, TX, Industrial Development Authority Rev. (Citgo Petroleum Corp.), 8%, 2028       $     250,000        $      271,380
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Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023                   355,000               358,994
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Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017              250,000               251,278
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Michigan Strategic Funding Ltd Obligatory Rev. (Michigan Sugar Comp. Carollton),
6.55%, 2025                                                                                         250,000               251,383
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Mississippi Business Finance Corp. (Northrop Grumman Ship Systems), 4.55%, 2028                   2,000,000             1,785,480
---------------------------------------------------------------------------------------------------------------------------------
Missouri Development Finance Board Solid Waste Disposal Rev. (Proctor & Gamble
Paper Products), 5.2%, 2029                                                                         250,000               256,543
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New Jersey Economic Development Authority Rev. (GMT Realty LLC), "B", 6.875%, 2037                  500,000               516,380
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St. John Baptist Parish, LA (Marathon Oil Corp.), "A", 5.125%, 2037                                 525,000               512,048
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Toledo Lucas County, OH, Authority Port Rev. Facilities (CSX, Inc. Project), 6.45%, 2021          1,000,000             1,098,230
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Washington County, NE, Wastewater Facilities Rev. (Cargill, Inc. Project), 5.9%, 2027             1,000,000             1,057,000
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                                                                                                                   $    6,358,716
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INDUSTRIAL REVENUE - PAPER - 1.4%
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Camden, AL, Industrial Development Board Exempt Facilities Rev. (Weyerhaeuser
Co.), "B", 6.375%, 2024                                                                       $     275,000        $      291,852
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Camden, AR, Environmental Improvement Rev. (International Paper Co.), "A", 5%, 2018                 500,000               491,165
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Escambia County, FL, Environmental Import Rev. (International Paper Co.), 5.75%, 2027               250,000               253,335
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Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser
Co.), "B", 6.7%, 2022                                                                               325,000               367,231
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Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project),  "A",
6.125%, 2034                                                                                        320,000               316,870
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                                                                                                                   $    1,720,453
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MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Cabazon Band Mission Indians, CA, 8.375%, 2015 (z)                                            $     100,000        $      103,056
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Cabazon Band Mission Indians, CA, 8.75%, 2019 (z)                                                   360,000               369,439
---------------------------------------------------------------------------------------------------------------------------------
Cow Creek Band Umpqua Tribe of Indians, OR, "C", 5.625%, 2026 (n)                                   350,000               338,702
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New York Liberty Development Corp. Rev. (National Sports Museum),  "A", 6.125%, 2019                250,000               252,878
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,064,075
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MISCELLANEOUS REVENUE - OTHER - 3.3%
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Boston, MA, Industrial Development Financing Authority Rev. (Crosstown Center
Project), 6.5%, 2035                                                                          $     280,000        $      280,308
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia Rev. (Smithsonian Institution), 5%, 2028                                     1,000,000             1,006,560
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Public Facilities Authority Rev. (Pennington Medical Foundation Project),
5%, 2021                                                                                          1,000,000             1,004,890
---------------------------------------------------------------------------------------------------------------------------------
Middlesex County, NJ, Improvement Authority (Heldrich Associates LLC), "B", 6.25%, 2037             500,000               509,220
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New York Convention Center Operating Corp. (Yale Building), ETM, 0%, 2008 (c)                       700,000               681,044
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Summit County, OH, Port Authority Building Rev. (Seville Project), "A", 5.1%, 2025                  475,000               468,972
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V Lakes Utility District Ranking Water Systems Rev., 8.25%, 2024 (d)                                135,000                81,000
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                                                                                                                   $    4,031,994
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MULTI-FAMILY HOUSING REVENUE - 7.9%
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Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments
Ltd.), "A", 7.5%, 2040                                                                        $     500,000        $      519,720
---------------------------------------------------------------------------------------------------------------------------------
Capital Trust Agency, FL, Housing Authority Rev. (Atlantic Housing Foundation), "C",
5.875%, 2028                                                                                        375,000               377,501
---------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.3%, 2019 (n)                                                     500,000               532,260
---------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust,  "B",, 7.6%, 2010 (n)                                              500,000               542,540
---------------------------------------------------------------------------------------------------------------------------------
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments),
"A", 7.45%, 2040                                                                                    245,000               252,737
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia Housing Finance Agency (Henson Ridge), FHA, 5.1%, 2037                         500,000               482,175
---------------------------------------------------------------------------------------------------------------------------------
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038                 400,000               381,008
---------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (n)                                                500,000               490,465
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "B", 5%, 2030                                            455,000               455,482
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Massachusetts Housing Finance Agency Rev., "E", 5%, 2028                                            250,000               242,658
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, OH, Multi-Family Housing Rev. (Chevy Chase Apartments),
4.95%, 2035                                                                                         250,000               245,080
---------------------------------------------------------------------------------------------------------------------------------
Munimae TE BD Subsidiary LLC, 5.5%, 2049 (n)                                                      1,000,000             1,019,520
---------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (FHA Sun Pointe
Apartments), "E", FHA, 4.8%, 2040                                                                   500,000               460,495
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Housing Development Corp., "F-1", 4.65%, 2025                                    500,000               482,140
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (ARC Projects),
"A", 5.8%, 2034                                                                                     655,000               662,958
---------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I",
FSA, 5%, 2025                                                                                       500,000               486,020
---------------------------------------------------------------------------------------------------------------------------------
Tacoma, WA, Housing Authority Multifamily Rev. (HSG-GNMA Collateral Mortgage
Loans Redwood), 5.05%, 2037                                                                       1,040,000               991,931
---------------------------------------------------------------------------------------------------------------------------------
White Bear Lake, MN, Multi-Family Housing Rev. (Birch Lake Townhomes), "A",
10.25%, 2019                                                                                        775,000               767,250
---------------------------------------------------------------------------------------------------------------------------------
White Bear Lake, MN, Multi-Family Housing Rev. (Birch Lake), "B", 0%, 2019                          663,000               301,771
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,693,711
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Bolingbrook, IL, Sales Tax Rev., 0% to 2008, 6.25% to 2024                                    $     250,000        $      245,415
---------------------------------------------------------------------------------------------------------------------------------
New York Local Government Assist Corp.,  "E", 5%, 2021                                            3,000,000             3,150,810
---------------------------------------------------------------------------------------------------------------------------------
Tampa, FL, Sports Authority Rev. (Sales Tax-Tampa Bay Arena), MBIA, 5.75%, 2025                   1,000,000             1,149,700
---------------------------------------------------------------------------------------------------------------------------------
Wyandotte County, KS, Unified Government Special Obligation Rev. (Sales Tax -
Second Lien Area B), 5%, 2020                                                                       100,000                97,340
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,643,265
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev.,  "A", GNMA, 7.15%, 2031                             $      20,000        $       20,195
---------------------------------------------------------------------------------------------------------------------------------
Minneapolis & St. Paul Housing Authority Rev. (City Living), "A-2", GNMA, 5%, 2038                  496,880               469,144
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Urban Redevelopment Authority Rev., "C", GNMA, 4.8%, 2028                           500,000               485,345
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      974,684
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - OTHER - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Maine Housing Authority Mortgage,  "A-2", 4.95%, 2027                                         $     500,000        $      481,425
---------------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., "A", 4.85%, 2021                                          500,000               485,745
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      967,170
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev. (Single Family Project),  "B-2", 7.25%, 2031        $      65,000        $       68,970
---------------------------------------------------------------------------------------------------------------------------------
Montana Board Housing (Single Family Mortgage),  "A", 5%, 2036                                      935,000               887,165
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership
Loan Project),  "C", GNMA, 4.9%, 2021                                                               685,000               666,738
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency (Homeownership Program 2007), 4.65%, 2027                    1,000,000               925,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,548,623
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev. (American Ref-Fuel),
"A", 6.1%, 2013                                                                               $   1,000,000        $    1,012,600
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Solid Waste Systems Rev., "A", AMBAC, 5%, 2017                                    1,500,000             1,557,570
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Res Recovery Rev. (Ogden Haverhill
Project),  "A", 5.45%, 2012                                                                       1,250,000             1,259,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,829,270
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., State University Facilities, "C", FSA, 5.75%, 2017         $   1,000,000        $    1,134,260
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 15.2%
---------------------------------------------------------------------------------------------------------------------------------
Andover, MN, Economic Development Authority Public Facilities Lease Rev. (Andover
Community Center), 5%, 2014 (j)                                                               $     355,000        $      373,403
---------------------------------------------------------------------------------------------------------------------------------
Andover, MN. Economic Development Authority Public Facilities Lease Rev. (Andover
Community Center), 5%, 2019 (c)                                                                     245,000               252,017
---------------------------------------------------------------------------------------------------------------------------------
Arizona Game & Fish Department (AGF Administration Building Project), 5%, 2026                      900,000               910,827
---------------------------------------------------------------------------------------------------------------------------------
Berkeley County, SC, School District Installment Lease (Securing Assets for
Education), 5%, 2028                                                                                500,000               496,725
---------------------------------------------------------------------------------------------------------------------------------
Compton, CA, COP (Civic Center),  "A", 5.5%, 2015                                                   500,000               513,520
---------------------------------------------------------------------------------------------------------------------------------
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike,
5.25%, 2029                                                                                         250,000               253,888
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"B", 5.5%, 2013 (c)                                                                                 500,000               542,620
---------------------------------------------------------------------------------------------------------------------------------
Hibbing, MN, Economic Development Authority Rev. (Public Project Hibbing Lease
Obligations), 6.4%, 2012                                                                            335,000               336,099
---------------------------------------------------------------------------------------------------------------------------------
Indiana Office Building Commission Correction Facilities Program Rev. (Women's
Prison),  "B", AMBAC, 6.25%, 2016                                                                 2,820,000             3,184,485
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission Rev. (Project 73), 5.5%, 2014                              455,000               483,911
---------------------------------------------------------------------------------------------------------------------------------
Lancaster Educational Assistance Program, Inc., School District Lancaster County
Project, 5%, 2026                                                                                   550,000               527,643
---------------------------------------------------------------------------------------------------------------------------------
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030                  350,000               345,345
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles County, CA, Schools Regionalized Business Services Corp. (Capital
Appreciation-Pooled Financing),  "A", AMBAC, 0%, 2021                                             2,135,000             1,097,966
---------------------------------------------------------------------------------------------------------------------------------
Missouri Development Finance Board Infrastructure Facilities Rev. (Eastland Center
Project),  "A", 5%, 2021                                                                            570,000               577,336
---------------------------------------------------------------------------------------------------------------------------------
Montana Facilities Finance Authority Healthcare Facilities Rev. (Master Loan Program
Children's Home),  "B", 4.75%, 2024                                                                 250,000               244,430
---------------------------------------------------------------------------------------------------------------------------------
New York Dorm Authority Rev.,  "A", 5.75%, 2018                                                   5,000,000             5,510,400
---------------------------------------------------------------------------------------------------------------------------------
Newberry, SC, Investing in Children's Education (Newberry County School District
Program), 5%, 2030                                                                                  350,000               327,100
---------------------------------------------------------------------------------------------------------------------------------
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center
Hotel), AMBAC, 0%, 2018                                                                             300,000               184,428
---------------------------------------------------------------------------------------------------------------------------------
Utah Building Ownership Authority Lease Rev. (St. Facilities Master Lease Program),
"C", FSA, 5.5%, 2019                                                                              1,750,000             1,909,880
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission Lease Rev. (WV Regional Jail), "A", AMBAC,
5.375%, 2018                                                                                        500,000               547,450
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,619,473
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Connecticut Higher Education Supplemental Loan Authority Rev. (Senior Family
Education Loan Program),  "A", MBIA, 4.25%, 2019                                              $   1,475,000        $    1,416,487
---------------------------------------------------------------------------------------------------------------------------------
Nebhelp, Inc. Nebraska Rev. Jr.,  "A-6", MBIA, 6.45%, 2018                                        1,500,000             1,568,085
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,984,572
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Dallas County, TX, Flood Control District, 7.25%, 2032                                        $     500,000        $      520,095
---------------------------------------------------------------------------------------------------------------------------------
Dona Ana County, NM, Gross Receipts Tax Rev., AMBAC, 5.5%, 2015                                   1,000,000             1,102,420
---------------------------------------------------------------------------------------------------------------------------------
Hoffman Estates, IL, Park District Debt Certificate, 5%, 2016                                       500,000               514,955
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029                         500,000               519,500
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Transitional Finance Authority Rev.,  "A", 5%, 2026                            1,960,000             2,003,002
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,659,972
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Eastside Project),  "A", 5.625%, 2016                            $     400,000        $      401,176
---------------------------------------------------------------------------------------------------------------------------------
Celebration Community Development District, FL, "A", 6.4%, 2034                                     235,000               245,570
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment),  "B", 6.75%, 2022                     610,000               640,488
---------------------------------------------------------------------------------------------------------------------------------
Coralville, IA, Urban Renewal Rev., Tax Increment,  "C", 5.125%, 2039                               500,000               473,390
---------------------------------------------------------------------------------------------------------------------------------
Double Branch Community Development District, FL,  "A", 6.7%, 2034                                  320,000               341,414
---------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 2016                      250,000               249,300
---------------------------------------------------------------------------------------------------------------------------------
Grand Bay at Doral Community Development, FL,  "B", 6%, 2017                                        405,000               393,425
---------------------------------------------------------------------------------------------------------------------------------
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast
Resort), "2000-1", 6.45%, 2031                                                                      300,000               313,440
---------------------------------------------------------------------------------------------------------------------------------
Lincoln, CA, Special Tax, (Community Facilities District), "2003-1", 5.55%, 2013 (c)                445,000               493,972
---------------------------------------------------------------------------------------------------------------------------------
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034                      225,000               228,395
---------------------------------------------------------------------------------------------------------------------------------
Oakdale, CA, Public Financing Authority Tax Allocation Rev. (Central City
Redevelopment Project), 5.375%, 2033                                                                500,000               497,540
---------------------------------------------------------------------------------------------------------------------------------
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035                 750,000               753,758
---------------------------------------------------------------------------------------------------------------------------------
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2027                                105,000               100,730
---------------------------------------------------------------------------------------------------------------------------------
Riverside, MO, Tax Increment Rev. (L-385 Levee Project), 5.25%, 2020                                500,000               503,725
---------------------------------------------------------------------------------------------------------------------------------
Seven Oaks, FL, Community Development District II Special Assessment Rev.,  "A",
5.875%, 2035                                                                                        475,000               463,857
---------------------------------------------------------------------------------------------------------------------------------
Seven Oaks, FL, Community Development District II Special Assessment Rev.,  "B",
5%, 2009                                                                                            160,000               158,888
---------------------------------------------------------------------------------------------------------------------------------
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows
Project),  "1", 6%, 2036                                                                           250,000               240,445
---------------------------------------------------------------------------------------------------------------------------------
West Villages Improvement District, FL, Special Assessment Rev. (Unit of
Development No. 3), 5.5%, 2037                                                                      500,000               459,055
---------------------------------------------------------------------------------------------------------------------------------
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037                 500,000               471,680
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,430,248
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2032                                  $     250,000        $      256,583
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1",
6.25%, 2013 (c)                                                                                     750,000               816,878
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1",
5.75%, 2047                                                                                         750,000               731,805
---------------------------------------------------------------------------------------------------------------------------------
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset
Backed, "C-1", 0%, 2036                                                                             250,000                38,358
---------------------------------------------------------------------------------------------------------------------------------
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset, "A", 6%, 2048              460,000               462,746
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2028                                 400,000               413,768
---------------------------------------------------------------------------------------------------------------------------------
Tobacco Securitization Authority of Southern California Rev., Asset Backed (San
Diego Country Tobacco Asset Securitization Corp.), 0%, 2046                                       6,000,000               449,940
---------------------------------------------------------------------------------------------------------------------------------
TSASC, Inc., NY, "1", 5.125%, 2042                                                                  750,000               689,363
---------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., "B-1", 5%, 2047                                        105,000                88,838
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,948,279
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency Toll Road Rev.,  "A", 5%, 2035                               $   1,000,000        $      935,010
---------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway, CO, Public Highway Authority (First Tier), "D", 7.125%, 2041                     500,000               526,350
---------------------------------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Transportation Corridor Agency Toll Road Rev.,  "A", MBIA,
0%, 2015                                                                                          2,000,000             1,466,460
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,927,820
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Regional Transportation Authority IL, Ser C,, FGIC, 7.75%, 2020                               $   1,000,000        $    1,280,160
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 9.2%
---------------------------------------------------------------------------------------------------------------------------------
Broward County, FL, Educational Facilities Authority Educational Facilities (Nova
Southeastern),  "B", 5.5%, 2024                                                               $     155,000        $      158,940
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, St. University Rev. Auxiliary Facilities Systems, MBIA, 5.5%, 2023                   1,085,000             1,200,997
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), "A",
5.125%, 2045                                                                                        200,000               197,190
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Western New England College),
6.125%, 2012 (c)                                                                                    315,000               352,217
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Rev. (Meharry Medical College), AMBAC, 6%, 2016                                             1,575,000             1,763,575
---------------------------------------------------------------------------------------------------------------------------------
Missouri Health & Educational Facilities Authority Rev. (Central Institute for the Deaf),
RADIAN, 5.85%, 2010 (c)                                                                             600,000               628,962
---------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. Rev. (St. Facilities), 5.6%, 2015                                1,000,000             1,084,130
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (University of Philadelphia),
"A", 5.125%, 2025                                                                                   500,000               492,235
---------------------------------------------------------------------------------------------------------------------------------
Texas Tech University Rev. (Improvement Financing Systems), AMBAC, 5%, 2009 (c)                   2,500,000             2,547,375
---------------------------------------------------------------------------------------------------------------------------------
University of Minnesota,  "A", ETM, 5.75%, 2014 (c)                                                 500,000               557,125
---------------------------------------------------------------------------------------------------------------------------------
University of Minnesota,  "A", ETM, 5.5%, 2021 (c)                                                2,000,000             2,220,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,203,266
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Middlesex County, NJ, Improvement Authority, (Street Student Housing Project),  "A",
5%, 2018                                                                                      $     300,000        $      297,249
---------------------------------------------------------------------------------------------------------------------------------
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project),  "A",
5.7%, 2040                                                                                          250,000               236,198
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      533,447
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Chicago Charter School Foundation), 5%, 2036                 $     750,000        $      671,730
---------------------------------------------------------------------------------------------------------------------------------
Louisville & Jefferson County Government Industrial Building Rev. (Sisters Of Mercy
Cincinnati), 5%, 2035                                                                               500,000               467,820
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority Rev. (Proctor Academy Project),  "A",
5.4%, 2017                                                                                          315,000               316,323
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,455,873
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners),
6.65%, 2010                                                                                   $     100,000        $      102,084
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
Rev. (Colver), "G", 5.125%, 2015                                                                    425,000               419,271
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities
(Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026                                   320,000               339,210
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration
Partners Facilities), 5.5%, 2023                                                                    550,000               520,009
---------------------------------------------------------------------------------------------------------------------------------
Western Generation Agency, Cogeneration Project Rev. (Wauna Cogeneration
Project),  "B", 5%, 2016                                                                            500,000               480,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,860,694
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 10.2%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), 7.7%, 2033            $     250,000        $      269,083
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), "C",
5.75%, 2036                                                                                         100,000                99,882
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), "C",
6.75%, 2038                                                                                         270,000               277,916
---------------------------------------------------------------------------------------------------------------------------------
Campbell County, WY, Pollution Control Rev. (Black Hills Power, Inc. Project),
5.35%, 2024                                                                                         500,000               504,270
---------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project),  "A",
5.9%, 2032                                                                                          250,000               249,958
---------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project),  "B",
5.9%, 2030                                                                                          250,000               250,458
---------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp. Project), "E",
5.8%, 2038                                                                                          250,000               257,323
---------------------------------------------------------------------------------------------------------------------------------
Converse County, WY, Pollution Control Rev. (Pacificorp), 3.9%, 2014                                500,000               483,460
---------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Portland General), 5.2%, 2033                                  150,000               152,292
---------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Nav District 1 (Houston Ltg.), AMBAC, 5.125%, 2028                          2,000,000             2,042,800
---------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.),  "A", MBIA,
5.55%, 2029                                                                                       3,000,000             3,102,780
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Pollution Control Rev. (Systems Energy
Resources Project), 5.875%, 2022                                                                  1,000,000             1,000,220
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority Pollution Control Rev. (Public Service of
New Hampshire),  "B", MBIA, 4.75%, 2021                                                             250,000               250,305
---------------------------------------------------------------------------------------------------------------------------------
Ohio Air Quality Development Authority Rev. (Cleveland Electric),  "A", 6%, 2013                    650,000               658,944
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy
Seward), "A", 6.75%, 2036                                                                           200,000               216,182
---------------------------------------------------------------------------------------------------------------------------------
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light), MBIA, 5.4%, 2017             2,500,000             2,724,025
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,539,898
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency System Rev.,  "F", 5.5%, 2016                   $     285,000        $      293,174
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,  "A", MBIA,
5.5%, 2015                                                                                          640,000               705,054
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., ETM, 5%, 2020 (c)              1,670,000             1,773,757
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,771,985
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Aqueduct & Sewer Authority Rev., MBIA, 6.25%, 2012                                $   1,000,000        $    1,111,150
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Aqueduct & Sewer Authority Rev., MBIA, 6.25%, 2013                                      750,000               847,208
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,958,358
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                            $  180,426,055
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power
Corp.), "A", 3.93%, due 9/05/07                                                                 $      175,000    $   175,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority Rev. (Local Government Public
Improvement), 3.99%, due 9/06/07                                                                       300,000            300,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                 $      475,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                             $  180,901,055
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.2%                                                                                   1,519,654
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES (ISSUED BY THE TRUST) - (49.0)%                                                                      (60,000,000)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS APPLICABLE TO COMMON SHARES - 100.0%                                                                  $  122,420,709
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(d) Non-income producing security - in default.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(j) Crossover refunded bond.
(k) As of August 31, 2007, the trust held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $180,426,055 and 99.74% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,923,487 representing 2.4% of net assets applicable to common shares.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:

                                                                                                                TOTAL % OF
                                                   ACQUISITION        ACQUISITION     CURRENT MARKET      NET ASSETS APPLICABLE
RESTRICTED SECURITIES                                 DATE                COST            VALUE              TO COMMON SHARES
-------------------------------------------------------------------------------------------------------------------------------
Cabazon Band Mission Indians, CA,
8.375%, 2015                                         10/04/04          $ 100,000        $ 103,056
Cabazon Band Mission Indians, CA,
8.75%, 2019                                          10/04/04            360,000          369,439
Pass-Through Certificates, "1993",
9.75%, 2016                                          8/27/93             232,276          223,710
-------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                             $ 696,205                 0.6%
                                                                                        ========================================

The following abbreviations are used in this report and are defined:
COP        Certificate of Participation
ETM        Escrowed to Maturity

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC      AMBAC Indemnity Corp.
FGIC       Financial Guaranty Insurance Co.
FHA        Federal Housing Administration
FSA        Financial Security Assurance Inc.
GNMA       Government National Mortgage Assn.
MBIA       MBIA Insurance Corp.
RADIAN     Radian Asset Assurance, Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INVESTMENT GRADE MUNICIPAL TRUST

SUPPLEMENTAL INFORMATION (UNAUDITED) 8/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                              $177,096,735
                                                                            ============
Gross unrealized appreciation                                               $  9,262,317
Gross unrealized depreciation                                                 (6,463,877)
                                                                            ------------
      Net unrealized appreciation (depreciation)                            $  2,798,440
                                                                            ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS OUTSTANDING AT 8/31/07

                                                                                                             UNREALIZED
                                                                                      EXPIRATION            APPRECIATION
DESCRIPTION                                 CONTRACTS                VALUE               DATE              (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                     180               $ 20,081,250           Dec-07               $  (20,317)
U.S. Treasury Note 10 yr (Short)               404                 44,054,937           Dec-07                 (212,883)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ (233,200)
                                                                                                             ==========

At August 31, 2007, the trust had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended. of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 16, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 16, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2007
      ----------------


* Print name and title of each signing officer under his or her signature.